Subsequent Events (Details) - USD ($)																				1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 01, 2027	Dec. 01, 2026	Nov. 01, 2026	Oct. 01, 2026	Aug. 13, 2026	Aug. 05, 2026	Jul. 24, 2026	Jul. 22, 2026	Jun. 30, 2026	Feb. 28, 2026	Feb. 26, 2026	Feb. 19, 2026	Feb. 18, 2026	Feb. 15, 2026	Feb. 11, 2026	Oct. 28, 2024	Nov. 17, 2023	Jul. 06, 2023	May 23, 2023	Aug. 10, 2026	Jul. 31, 2026	Jun. 30, 2026	Mar. 17, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 13, 2027	Dec. 13, 2026	Nov. 13, 2026	Jul. 02, 2026	Jan. 31, 2026	Jul. 14, 2025	Jun. 30, 2024	Jun. 05, 2024	Oct. 09, 2023
Subsequent Events [Line Items]
Principal amount																			$ 1,500,000
Issuance of debt discount																						$ 65,324		$ 780,602	$ 254,741	$ 1,064,357	$ 1,136,412	$ 1,291,814
Number of shares issued (in Shares)																			250								5,000
Price per share (in Shares)									15,931													15,931			15,931										27,574
Percentage of outstanding membership interest																	70.00%
Cash purchase price																	$ 3,000,000
Purchase price													$ 9,000,000				$ 7,000,000
Preferred stock, shares authorized (in Shares)									10,000,000													10,000,000			10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)									$ 0.0001													$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, stated value
Aggregate proceeds of cash exercise of outstanding									$ 3,154,455													$ 3,154,455			$ 3,154,455									$ 354,297
Common stock upon conversion (in Dollars per share)																		$ 450
Common stock, par value (in Dollars per share)									$ 0.0001													$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Purchase warrant (in Shares)																												3,600						832,576		4,000	146
Exercise price (in Dollars per share)																												$ 195								$ 150	$ 540
Principal amount									$ 1,414,070													$ 1,414,070			$ 1,414,070
Net proceeds																									1,564,000
Original discount									195,609													195,609			195,609
Payable in cash									$ 39,221													$ 39,221			$ 39,221		$ 109,091	$ 2,658,182
Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)									174,550													174,550			174,550		25,215
Warrant [Member]
Subsequent Events [Line Items]
Purchase warrant (in Shares)																												203								267	642
Exercise price (in Dollars per share)									$ 10.2													$ 10.2			$ 10.2												$ 750
Pre-funded warrants [Member]
Subsequent Events [Line Items]
Aggregate common stock (in Shares)										294,118
Gross proceeds										$ 3,249,412
Aggregated purchase price										$ 318,628
Common Stock [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)																10,302												7,258
Price per share (in Shares)									32,750		10.2											32,750			32,750
Warrants Outstanding, Number Outstanding (in Shares)										86,679
Common Stock [Member] | Series A-1 warrants [Member]
Subsequent Events [Line Items]
Price per share (in Shares)										15,931
Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, shares authorized (in Shares)									10,000,000													10,000,000			10,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Interest charges							$ 363,000
Purchase price per share (in Dollars per share)								$ 6
Fair market values																							$ 522,800
Principal amount												$ 233,910
Issuance of debt discount												26,910			$ 26,910
Gross proceeds												$ 207,000			207,000
Number of shares issued (in Shares)						33,674	18,000													118,750
Percentage of membership interest													100.00%
Aggregated purchase price													$ 9
Aggregate purchase price								$ 10,000,000
Common stock upon conversion (in Dollars per share)						$ 1,010.22
Common stock, par value (in Dollars per share)								$ 0.0001
Commitment amount								$ 10,000,000
Payment of an administration fee							$ 41,250
Current loan							529,400
Total repayment amount							$ 1,188,000
Maturity date							Jul. 29, 2026
Secured promissory note							$ 825,000
Maturity date							Feb. 19, 2027
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)																																	17,713
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Aggregate common stock (in Shares)										63,434
Purchase warrant (in Shares)								46,296
Exercise price (in Dollars per share)								$ 0.2
Subsequent Event [Member] | Pre-funded warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)																					7,250
Aggregate proceeds of cash exercise of outstanding																					$ 222
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Aggregate common stock (in Shares)											294,118
Number of shares issued (in Shares)																					18,000
Subsequent Event [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)											0.002
Subsequent Event [Member] | Common Stock [Member] | Series A-1 warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)											318,628
Subsequent Event [Member] | Common Stock [Member] | Pre-funded warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)																					110,800
Private Placement [Member]
Subsequent Events [Line Items]
Price per share (in Shares)										24,510
Private Placement [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Price per share (in Shares)										24,510
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)											24,510
Nevada limited [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of own in excess								4.99%
Debt Conversion [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Converted principal amount																							545,949
Interest charges																							$ 5,525
Aggregate convertible shares (in Shares)																							27,574
Purchase price per share (in Dollars per share)																							$ 20
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount															$ 233,910
Amendment to Unsecured Bridge Note [Member]
Subsequent Events [Line Items]
Principal amount														$ 375,000
Business Loan [Member]
Subsequent Events [Line Items]
Principal amount							$ 825,000
Business Loan Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Net proceeds							254,350
Total repayment amount							$ 37,125
FirstFire Opportunities Fund, LLC [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)					15,000
FirstFire Opportunities Fund, LLC [Member] | Promissory Note [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount																													$ 62,500	$ 62,500	$ 62,500
FirstFire Opportunities Fund, LLC [Member] | Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Commitment fee					$ 250,000
Principal amount					$ 250,000
Maturity date					Feb. 13, 2027
Original discount					$ 50,000
Proceeds from promissory note					200,000
Net proceeds					$ 144,000
Repayment percentage					7.00%
Interest charge					18.75%
Payable in cash					$ 46,875
Accrued interest rate					10.00%
Net proceeds percentage					25.00%
Outstanding legal fees					12.50%
Anquish Funding Group Inc [Member] | Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount					$ 233,910
Service [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)																							25,250
Mr. Lu [Member]
Subsequent Events [Line Items]
Percentage of outstanding membership interest																	30.00%
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Mortgage financing													3,100,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Mortgage financing													$ 5,900,000
Series F Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, shares authorized (in Shares)																																5,000
Preferred stock, par value (in Dollars per share)																																$ 0.0001
Preferred stock, stated value																																$ 1,000
Percentage of stated value of preferred stock																																100.00%
Preferred stock, stated value (in Shares)									400													400			400
Additional consideration (in Shares)									10,000
Aggregate purchase price									$ 400,000
Series F Convertible Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of stated value of preferred stock	125.00%	125.00%	125.00%	125.00%
Outstanding shares Percentage	25.00%	25.00%	25.00%	25.00%
Series F Convertible Preferred Stock [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)																																$ 10
Series F Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)																					10,000
Series F Convertible Preferred Stock [Member] | Conversion Share [Member]
Subsequent Events [Line Items]
Percentage of own in excess																																4.99%